SIGNIFICANT ACCOUNTING POLICIES (Policies)	0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011
Significant Accounting Policies [Abstract]
General

a.       General:

Operations

Teva Pharmaceutical Industries Limited (the “Parent Company”), headquartered in Israel, together with its subsidiaries and associated companies (the “Company”, “Teva” or the “Group”), is engaged in the development, manufacturing, marketing and distribution of pharmaceuticals. The majority of the Group's revenues are in the United States and Europe. The Group's main manufacturing facilities are located in Israel, Hungary, United States, Germany, Canada, Ireland, the United Kingdom, the Czech Republic, Croatia and Poland.

Accounting principles

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”).

Functional currency

A major part of the Group's operations is carried out by the Company and its subsidiaries in the United States and Israel. The functional currency of these entities is the U.S. dollar (“dollar” or “$”).

The functional currency of the remaining subsidiaries and associated companies in most instances is their local currency. The financial statements of those companies are included in consolidation, based on translation into U.S. dollars. Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at monthly average exchange rates during the year. Differences resulting from translation are presented in equity, under accumulated other comprehensive income (loss).

The financial statements of subsidiaries in a highly inflationary economy are remeasured as if the functional currency was the U.S. dollar, Teva's reporting currency. A highly inflationary economy is one that has cumulative inflation of approximately 100 percent or more over a 3-year period.

Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reported years. Actual results could differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to sales reserves and allowances, uncertain tax positions, intangible assets, purchase price allocation on acquisitions, contingencies and valuation of goodwill.

Principles of consolidation

b.       Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its majority- owned subsidiaries and Variable Interest Entities ("VIEs") for which the Company is considered the primary beneficiary.

Intercompany transactions and balances are eliminated in consolidation; profits from intercompany sales, not yet realized outside the Group, are also eliminated.

Investee companies

c.       Investee companies:

Investments in entities in which the Company has a significant influence are accounted for using the equity method and included within "long-term investments and receivables". Under the equity method, the Company generally recognizes its proportionate share of income or loss of the entity. Other non-marketable equity investments are carried at cost. The Company also reviews these investments for impairment whenever events indicate the carrying amount may not be recoverable.

Cash and cash equivalents

d.       Cash and cash equivalents:

All highly liquid investments, which include short-term bank deposits and money market instruments, that are not restricted as to withdrawal or use, and short-term debentures, the period to maturity of which did not exceed three months at the time of investment, are considered to be cash equivalents.

Inventories

e.       Inventories:

Inventories are valued at the lower of cost or market. Cost of raw and packaging materials and purchased products is determined mainly on a “moving average” basis. Cost of finished products and products in process is determined as follows: the raw and packaging materials component—mainly on a “moving average” basis; the capitalized production costs component—mainly on an average basis over the production period.

Inventories acquired in a business combination are stepped-up to their estimated fair value less profit for sales efforts and amortized to cost of sales as that inventory is sold.

Marketable securities

f.       Marketable securities:

Marketable securities consist mainly of money market funds, debt securities and equity securities classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value. When securities do not have an active market, fair value is determined using a valuation model. This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs. Changes in fair value, net of taxes, are reflected in other comprehensive income (loss).

For declines in the fair value of equity securities that are considered other-than-temporary, impairment losses are charged to financial expense, net. The Company considers available evidence in evaluating potential impairments of its investments, including the duration and extent to which fair value is less than cost, and for equity securities, the Company's ability and intent to hold the investment. For debt securities, an other-than-temporary impairment has occurred if the

Company does not expect to recover the entire amortized cost basis of the debt security. If the Company does not intend to sell the impaired debt security, and it is not more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis, the amount of the other-than-temporary impairment recognized in earnings, recorded in financial expense, net, is limited to the portion attributed to credit loss. The remaining portion of the other-than-temporary impairment related to other factors is recognized in other comprehensive income (loss). Realized gains and losses for both debt and equity securities are included in financial expense, net.

Property, plant and equipment

g.       Property, plant and equipment:

Property, plant and equipment are stated at cost, after deduction of the related investment grants, and depreciated using the straight-line method over the estimated useful life of the assets: buildings, mainly 40 years; machinery and equipment, between 15 to 20 years; and other assets, between 5 to 10 years.

Goodwill and indefinite life intangible assets

h.       Goodwill:

Goodwill reflects the excess of the consideration paid or transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. Goodwill is not amortized but rather is tested for impairment annually per reporting unit at the end of each year, or whenever events or circumstances present an indication of impairment.

The goodwill impairment test is applied by performing a qualitative assessment before calculating the fair value of the reporting unit. If, on the basis of qualitative factors, it is not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of goodwill for impairment would not be required. If it is determined that it is more likely than not the fair value of the reporting unit fair value is less than the carrying amount of the goodwill, then the goodwill impairment test is applied using a two-step approach. If the reporting unit carrying amount exceeds the fair value, the second step of the goodwill impairment test will be performed to measure the amount of the impairment, if any.

Definite life intangible assets

i.       Identifiable intangible assets:

Identifiable intangible assets are comprised of definite life intangible assets and indefinite life intangible assets.

Definite life intangible assets consist mainly of acquired product rights and other rights relating to products in respect of which an approval for marketing was received from the U.S. Food and Drug Administration (“FDA”) or the equivalent agencies in other countries.

Definite life intangible assets are amortized using mainly the straight-line method over their estimated period of useful life which is determined by identifying the period in which substantially all of the cash flows are expected to be generated. Amortization of acquired developed products is recorded under cost of sales. Amortization of marketing and distribution rights is recorded under selling and marketing expenses.

Indefinite life intangible assets are comprised of trade names and research and development in-process. Indefinite life intangible assets are not amortized but rather are tested for impairment annually at December 31 of each year, or whenever events or circumstances present an indication of impairment.

Acquired research and development in-process in a business combination is capitalized. Upon initial recognition, these assets are treated similarly to indefinite life intangible assets until the related research and development efforts are either completed or abandoned. In the reporting period where they are treated as indefinite life intangible assets, they are not amortized but rather are tested for impairment annually at the end of each year, or whenever events or circumstances present an indication of impairment. Upon completion or abandonment of the related research and development efforts, management determines the remaining useful life of the intangible assets and amortizes them accordingly.

Impairment in value of long-lived assets

l.       Impairment in value of long-lived assets:

The Company tests long-lived assets, other than goodwill, including definite life intangible assets, for impairment, whenever events or circumstances present an indication of impairment. For indefinite life intangible assets, the impairment test consists of a comparison of the fair value of the intangible assets to their carrying amounts. When required, the Company records charges for impairment of long-lived assets for the amount by which the present value of future cash flows, or some other fair value measure, is less than the carrying value of these assets (see also notes 6 and 7).

Convertible senior debentures

m.       Convertible senior debentures:

The Company separates the liability and equity components of convertible debt instruments that may be settled in cash upon conversion (including partial cash settlement) so that the interest on the Company's convertible debt is at a market rate. This accounting treatment results in the bifurcation of the convertible debt security into a debt component (which is recorded at an amount lower than its face amount) and an equity component. The debt component is accreted over the period until the debt is first due or putable by the holder, with accretion of the resulting discount on the debt recognized as part of interest expense in the consolidated statements of income.

Comprehensive income

n.       Comprehensive income:

Comprehensive income, net of related taxes where applicable, includes, in addition to net income: (i) currency translation adjustments; (ii) unrealized holding gains, losses on available-for-sale securities and non credit risk; (iii) gains in respect of derivative instruments designated as a cash flow hedge and (iv) additional minimum pension liability.

Treasury shares	o. Treasury shares: Treasury shares are presented as a reduction of Teva shareholders' equity and carried at their cost to Teva, under “Treasury shares”.
Contingencies

j.       Contingencies:

The Company and certain of its subsidiaries are involved in various patent, product liability, consumer, commercial, and environmental claims; government investigations; and other legal proceedings that arise from time to time in the ordinary course of our business. Except for income tax contingencies, we record accruals for these type of contingencies to the extent that we conclude their occurrence is probable and that the related liabilities are estimable. We record anticipated recoveries under existing insurance contracts when assured of recovery.

Tax contingencies

k.       Tax contingencies:

TThe Company records accruals for uncertain tax positions. Those accruals are recorded to the extent that the Company concludes that a tax position is not sustainable under a “more-likely-than-not” standard. In addition, the Company classifies interest and penalties recognized in the financial statements relating to uncertain tax positions under the provision for income taxes.

Revenue recognition

q.       Revenue recognition:

The Company recognizes revenues from product sales, including sales to distributors when persuasive evidence of an arrangement exists, delivery has occurred, the selling price is fixed or determinable and collectability is reasonably assured. This generally occurs when products are shipped and title and risk and rewards for the products are transferred to the customer.

Revenues from product sales are recorded net of provisions for estimated chargebacks, rebates, returns, cash discounts and other deductions, such as shelf stock adjustments, which can be reasonably estimated. When sales provisions are not considered reasonably estimable by Teva, the revenue is deferred to a future period when more information is available to evaluate the impact.

Provisions for chargebacks, rebates including Medicaid and other governmental program discounts, including those required by the U.S. health care reform, rebates and other promotional items, such as shelf stock adjustments, are included in “sales reserves and allowances” under “current liabilities”. These provisions are recognized concurrently with the sales of products. Provisions for doubtful debts and prompt payment discounts are netted against “accounts receivable.”

Calculations for these deductions from sales are based on historical experience and the specific terms in the individual agreements. Chargebacks and rebates are the largest components of sales reserves and allowances. Provisions for estimating chargebacks are determined using historical chargeback experience, or expected chargeback levels and wholesaler sales information for new products, which are compared to externally obtained distribution channel reports for reasonableness. Rebates are recognized based on contractual obligations in place at the time of sales with consideration given to relevant factors that may affect the payment as well as historical experience for estimated market activity. Shelf-stock adjustments are granted to customers based on the existing inventory of a customer following decreases in the invoice or contract price of the related product and are estimated based on expected market performance. Teva records a reserve for estimated sales returns by applying historical experience of customer returns to the amounts invoiced and the amount of returned products to be destroyed versus products that can be placed back in inventory for resale.

Revenue resulting from the achievement of milestone events stipulated in the agreements is recognized when the milestone is achieved. Milestones are based upon the occurrence of a substantive element specified in the contract or as a measure of substantive progress towards completion under the contract.

Revenues and other arrangements from licensees, sales of licensed products and technology, are recorded in accordance with the contract terms, when third-party sales can be reliably measured and collection of the funds is reasonably assured.

Royalties, payments for research and development services, up-front fees and milestone payments amounted to $383 million, $162 million and $173 million in the years ended December 31, 2011, 2010 and 2009, respectively.

Research and development expenses

r.       Research and development expenses:

Research and development expenses are charged to income as incurred. Participations and grants in respect of research and development expenses are recognized as a reduction of research and development expenses as the related costs are incurred, or as the related milestone is met. Upfront fees received in connection with cooperation agreements are deferred and recognized over the period of the applicable agreements as a reduction of research and development expenses.

Advance payments for goods or services that will be used or rendered for future research and development activities are deferred and capitalized. Such amounts are recognized as an expense as the related goods are delivered or the services are performed.

Research and development in-process acquired as part of an asset purchase, which has not reached technological feasibility and has no alternative future use, is expensed as incurred.

Income taxes

u<>.       Deferred income taxes:

<>Deferred taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of temporary differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. A valuation allowance is provided if, based upon the weight of available evidence, it is “more likely than not” that a portion of the deferred tax assets will not be realized. In the event that a valuation allowance relating to a business acquisition is subsequently reduced, the adjustment is recognized in the statement of income. Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences where appropriate.

<>Deferred tax has not been provided on the following items:

<>(1) Taxes that would apply in the event of disposal of investments in subsidiaries, as it is generally the Company's intention to hold these investments, not to realize them.

<>(2) Amounts of tax-exempt income generated from the Company's current approved enterprises (see note 14f) as Teva intends to permanently reinvest these and does not intend to distribute dividends from such income. If these dividends were to be paid, the Company would have to pay additional taxes at a rate up to 15% on the distribution, and the amount would be recorded as an income tax expense in the period the dividend is declared.

<>(3) Dividends distributable from the income of foreign subsidiaries in the Group, as the Company does not expect these subsidiaries to regularly distribute dividends in the foreseeable future. If these dividends were to be paid, the Company would have to pay additional taxes at a rate of up to 25% on the distribution, and the amount would be recorded as an income tax expense in the period the dividend is declared.

Concentration of credit risks

w.       Concentration of credit risks:

Most of the Group's cash, cash equivalents and marketable securities (which amounted to $1.7 billion at December 31, 2011) were deposited with European, U.S. and Israeli banks and financial institutions and were comprised mainly of cash deposits.

The pharmaceutical industry, particularly in the U.S., has been significantly affected by consolidation among managed care providers, large pharmacy chains, wholesaling organizations and other buyer groups. The U.S. market constitutes approximately 48% of our consolidated revenues and 2% of total trade accounts net of sales reserves and allowances. The exposure of credit risks relating to other trade receivables is limited, due to the relatively large number of Group customers and their wide geographic distribution. The Group performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts and generally does not require collateral. An appropriate allowance for doubtful accounts is included in the accounts.

Derivative

x.       Derivatives:

Teva carries out transactions involving foreign exchange derivative financial instruments (mainly forward exchange contracts and written and purchased currency options and swaps). The transactions are designed to hedge the currency exposure of the Company.

Derivatives that do not qualify for hedge accounting are recognized on the balance sheet at their fair value, with changes in the fair value recognized as a component of “financial expenses—net” in the statements of income. Derivatives that qualify as a fair value hedge are recognized on the balance sheet at their fair value, with changes in the fair value reported with the carrying amount of the hedged asset or liability.

For derivatives that qualify as cash-flow hedges, the effective portion of these derivatives' fair value is initially reported as a component of other comprehensive income and is subsequently recognized when the hedged exposure is recognized in the statements of income.

For derivatives that do not qualify for hedge accounting, the cash flows associated with these derivatives are reflected as cash flows from operating activities in the statements of cash flows.

For derivatives that qualify for hedge accounting, the cash flows associated with these derivatives are reported consistently with the classification of cash flows from the underlying hedged items that these derivatives are hedging.

Earnings per share

v.       Earnings per share:

Basic earnings per share are computed by dividing the net income attributable to Teva by the weighted average number of ordinary shares (including special shares exchangeable into ordinary shares and fully vested RSUs) outstanding during the year, net of treasury shares.

In computing diluted earnings per share, basic earnings per share are adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options and non-vested RSUs granted under employee stock compensation plans and one series of convertible senior debentures, using the treasury stock method; and (ii) the conversion of the remaining convertible senior debentures and subordinated notes using the “if-converted” method, by adding to net income interest expense on the debentures and amortization of issuance costs, net of tax benefits, and by adding the weighted average number of shares issuable upon assumed conversion of the debentures and subordinated notes.

Shipping and handling costs

s.       Shipping and handling costs:

Shipping and handling costs, which amounted to $236 million, $202 million and $158 million for the years ended December 31, 2011, 2010 and 2009, respectively, are included in selling and marketing expenses.

Advertising expenses

t.       Advertising expenses:

Advertising expenses are charged to income as incurred. Advertising expenses for the years ended December 31, 2011, 2010 and 2009 were $248 million, $243 million and $212 million, respectively.

Reclassifications	ab. Reclassifications: Certain comparative figures have been reclassified to conform to the current year presentation.
Fair value measurement

y.       Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Collaborative arrangements

z.       Collaborative arrangements:

A Collaborative agreements are contractual arrangements in which the parties are active participants to the arrangement and are exposed to the significant risks and rewards that are dependent on the ultimate commercial success of the endeavor. Refer to note 2(9).

The Company recognizes revenue generated and costs incurred on sales to third parties as it relates to a collaborative agreement as gross or net, based on accounting guidance relating to “Reporting Revenue Gross as a Principal versus Net as an Agent.” If the Company is the principal participant in a transaction, revenues are recorded on a gross basis; otherwise, revenues are recorded on a net basis. The guidance also requires that payments between the Company and the counterparty to the collaborative agreement be accounted for in accordance with already existing generally accepted accounting principles, unless none exist, in which case a reasonable, rational, consistent method should be used.

Segment reporting

aa.       Segment reporting:

Teva evaluates its organization structure under a notion of “One Teva” with functional based units of a front-end (products offerings) and back-end (supply, operations and research and development) unified organization. Accordingly, Teva concluded that it has one operating segment. Entity-wide disclosures on net revenues and property, plant and equipment are presented in note 18.

Recently issued accounting pronouncements

ac.       Recently issued accounting pronouncements:

In December 2011, the Financial Accounting Standard Board (“FASB”) issued an accounting standard update which requires additional disclosures about the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. Teva believes that the adoption will not have a material impact on its consolidated financial statements.

In June 2011, the FASB amended its comprehensive income presentation guidance. The amendment requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The guidance is effective for interim and annual periods beginning after December 15, 2011. In December 2011, the FASB indefinitely deferred certain provisions of this guidance.

In May 2011, the FASB amended its fair value measurements and disclosures guidance. The amendment clarifies the existing guidance and adds new disclosure requirements. The guidance is effective for interim and annual periods beginning after December 15, 2011. Teva believes that the adoption will not have a material impact on its consolidated financial statements.

In December 2010, the FASB issued amendments to the disclosure of pro forma information for business combinations. These amendments were effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The amendments clarify the acquisition date that should be used for reporting the pro forma financial information disclosures when comparative financial statements are presented. The amendments also improve the usefulness of the pro forma revenue and earnings disclosures by requiring a description of the nature and amount of material, nonrecurring pro forma adjustments that are directly attributable to the business combination(s).

In December 2010, the FASB issued a clarification of the accounting treatment of fees paid to the federal U.S. government by pharmaceutical manufacturers. These amendments were effective on January 1, 2011, when the fee initially became effective. According to the clarification, these fees are recorded as an operating expense in the consolidated financial statements of income. Implementing this clarification did not have a material effect on our consolidated financial statements.

Fair value measurement

NOTE 3 – FAIR VALUE MEASUREMENT:

Financial items carried at fair value as of December 31, 2011 and 2010 are classified in the tables below in one of the three categories described in note 1y:

__________________________

*        Marketable securities consist mainly of debt securities and equity securities classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value (Level 1 input) or observable prices (Level 2 input). When securities do not have an active market or observable prices, fair value is determined using a valuation model (Level 3 input). This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs.

**        Derivatives primarily represent foreign currency option contracts, interest rate and cross-currency swaps which are valued primarily based on observable inputs including interest rate curves and both forward and spot prices for currencies.

Teva's financial instruments consist mainly of cash and cash equivalents, marketable securities, current and non-current receivables, short-term credit, accounts payable and accruals, long-term loans and other long-term senior notes and loans, convertible senior debentures and derivatives.

The fair value of the financial instruments included in working capital and non-current receivables approximates their carrying values. The fair value of long-term bank loans and senior notes also approximates their carrying value, since they bear interest at rates close to the prevailing market rates. The fair value of the senior notes, convertible senior debentures and interest rate and cross-currency swap agreements included under long-term liabilities amounted to $8,714 million and $3,787 million at December 31, 2011 and 2010, respectively, based on quoted market values and prevailing market rates. The fair value of interest rate and cross-currency swap agreements included under long term investments and receivables amounted to $25 million at December 31, 2011.

The fair values and the carrying amounts of derivatives, senior notes and convertible senior debentures with an earliest date of redemption within 12 months are assets of $17 million and $17 million (derivatives) and liabilities of $1,612 million and $1,734 million (senior notes, convertible senior debentures and derivatives) at December 31, 2011 and 2010, respectively. The fair value of derivatives generally reflects the estimated amounts that Teva would receive or pay to terminate the contracts at the reporting dates.

Changes in fair value of available for sale securities, net of taxes, are reflected in other comprehensive income. Unrealized losses considered to be temporary are reflected in other comprehensive income; unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. On April 1, 2010, the Company adopted an accounting pronouncement that changes the method for determining whether other-than-temporary impairment exists for debt securities and the amount of the impairment to be recorded in earnings. At December 31, 2011 and 2010, the credit loss was $164 million and $266 million, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

p.       Stock-based compensation:

The Company measures and recognizes compensation expense for share-based awards based on estimated fair values on the date of grant using the Black-Scholes option-pricing model. This option pricing model requires estimates as to the option's expected life and the price volatility of the underlying stock.

 Teva values restricted stock units (“RSUs”) based on the market value of the underlying stock at the date of grant, less an estimate of dividends that will not accrue to RSUs holders prior to vesting. Teva recognizes the estimated fair value of option-based awards and RSUs, net of estimated forfeitures, under stock-based compensation costs.